Income Taxes - Additional Information (Details)			12 Months Ended									36 Months Ended	72 Months Ended
	Apr. 01, 2018 HKD ($)	Jan. 01, 2008	Dec. 31, 2025 KYD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 KYD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 KYD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2027	Dec. 31, 2026
Income Tax Examination [Line Items]
Taxable income					¥ (46,103,000)			¥ (78,877,000)			¥ (86,150,000)
Income tax expenses					¥ 0			0			0
Effective income tax rate			25.00%	25.00%	25.00%
Significant unrecognized uncertain tax positions					¥ 0			¥ 0			¥ 0	¥ 0
PRC Entities
Income Tax Examination [Line Items]
Effective income tax rate						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Operating loss carryforwards					¥ 5,308,191,000							¥ 5,308,191,000
PRC Entities | Minimum
Income Tax Examination [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2026
PRC Entities | Maximum
Income Tax Examination [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2035	Dec. 31, 2035	Dec. 31, 2035
PRC Entities | Subsidiaries
Income Tax Examination [Line Items]
Effective income tax rate		25.00%
Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development") | Subsidiaries
Income Tax Examination [Line Items]
Preferential tax rate percentage												15.00%
CAYMAN ISLANDS | Company and 17 Technology Limited
Income Tax Examination [Line Items]
Taxable income | $			$ 0			$ 0			$ 0
Income tax expenses | $			$ 0			$ 0			$ 0
HONG KONG | Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited | Subsidiaries
Income Tax Examination [Line Items]
Taxable income | $				$ 0			$ 0			$ 0
Income tax expenses					¥ 0			¥ 0			¥ 0
Assessable profit benchmark | $	$ 2,000,000
HONG KONG | Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited | Subsidiaries | Minimum
Income Tax Examination [Line Items]
Effective income tax rate	8.25%
HONG KONG | Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited | Subsidiaries | Maximum
Income Tax Examination [Line Items]
Effective income tax rate	16.50%
Forecast | Shanghai Hexu | Subsidiaries
Income Tax Examination [Line Items]
Preferential tax rate percentage													15.00%
Forecast | Beijing WFOE | Subsidiaries
Income Tax Examination [Line Items]
Preferential tax rate percentage														15.00%